Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 62,167		R$ 72,031
Liabilities	(3,628)		(699,141)
Sales (purchase)	66,704	R$ 97,592
Dividends payable	7,352		1,393,121
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	59,219		68,209
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,948		3,822
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(791)		(681)
Dividends payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(2,837)		(698,460)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	41
Liabilities	(2,837)		(698,460)
Sales (purchase)	48	(543)
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	41
Liabilities	(1,674)		(412,146)
Sales (purchase)	48	(543)
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(893)		(219,817)
Related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities	(146)		(36,053)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(124)		(30,444)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	62,126		72,031
Liabilities	(791)		(681)
Sales (purchase)	66,656	98,135
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	908		914
Sales (purchase)	907	256
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	14		6
Sales (purchase)	10	4
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	35
Sales (purchase)	28	4
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1,930		2,895
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	16		5
Sales (purchase)	12	3
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	59,219		68,209
Liabilities	(50)		(658)
Sales (purchase)	70,926	102,103
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2		2
Liabilities
Sales (purchase)	(2,470)	(3,736)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1
Sales (purchase)	1	3
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(726)		(16)
Sales (purchase)	(2,216)	(1,007)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1
Liabilities	(15)		(7)
Sales (purchase)	(221)	(75)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	R$ (321)	R$ 580